Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity	Stock option activity for the six months ended June 30, 2021 is as follows:

	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—December 31, 2020	25,732,503	$0.56	9.60	$245,746
Options granted	645,796	10.26	9.80	$1,440
Options exercised	(727,116)	0.13	9.00	$6,083
Options cancelled	(432,918)	0.15

Outstanding—June 30, 2021	25,218,265	$0.66	9.10	$298,358

Vested and expected to vest—June 30, 2021	25,218,265	$0.66	9.10	$298,358

Exercisable—June 30, 2021	7,406,315	$0.29	9.00	$90,358

Stock option activity for the years ended December 31, 2019 and 2020 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	184,808	977,513	$5.24	9.5	$2,943
Additional shares authorized	480,283	—
Options granted	(913,090)	913,090	8.25	7.5	206
RSA’s granted	(703)	—
Options exercised	—	(8,545)	5.96	0.5	21
Options cancelled	282,413	(282,413)	7.31		330

Outstanding—December 31, 2019	33,712	1,599,645	$6.58	8.8	$3,020
Additional shares authorized	39,526,375	—
Options granted	(37,663,242)	37,663,242	0.45	9.4	363,941
RSA’s granted	(1,617,264)	—
Options exercised	—	(12,221,364)	0.20	9.5	121,106
Options cancelled	1,309,020	(1,309,020)	1.58		—

Outstanding—December 31, 2020	1,588,600	25,732,503	$0.56	9.6	$245,746

Vested and expected to vest—December 31, 2020		25,732,503	$0.56	9.6	$245,746

Exercisable—December 31, 2020		5,135,847	$0.28	9.4	$50,493

Schedule of Stock Options Valuation Assumptions	The following table summarizes the weighted-average assumptions used in estimating the fair value of options granted in the six months ended June 30, 2021, using the Black-Scholes option-pricing model:

Six Months Ended June 30, 2020
Expected term (years)	6.00
Expected volatility	63.19%
Risk-free interest rate	1.03%
Expected dividend rate	—%

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at June 30, 2021.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.13	6,548,017	8.90	$0.13	3,569,978	8.88	$0.13
$0.15	10,455,884	9.21	$0.15	2,537,865	9.08	$0.15
$0.26	35,159	0.45	$0.26	35,159	0.45	$0.26
$1.00	7,524,116	9.25	$1.00	1,254,019	9.25	$1.00
$3.92	7,976	0.45	$3.92	7,976	0.45	$3.92
$5.80	1,318	0.45	$5.80	1,318	0.45	$5.80
$10.26	645,796	9.78	$10.26	—		$—

	25,218,266			7,406,315

Schedule of Nonvested Restricted Stock Awards Activity
A summary of RSA activity under the 2015 Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – December 31, 2020	40,754	$0.67
Granted during the period	—	—
Canceled during the period	—	—
Vested during the period	(11,644)	0.67

Unvested — June 30, 2021	29,110	$0.67

Schedule of Stock-based Compensation
The Company recognized stock-based compensation for all stock options in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of revenue	$133	$59	$251	$101
Research and development	1,321	152	2,242	287
Sales and marketing	719	39	985	89
General and administrative	3,981	210	7,932	158

Total stock-based compensation	$6,154	$460	$11,410	$635

The Company recognized stock-based compensation for all stock options in the stat
e
ments of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2019	2020
Cost of revenue	$58	$657
Research and development	621	6,059
Sales and marketing	140	640
General and administrative	474	4,701

Total stock-based compensation	$1,293	$12,057

Summarizes Information about stock options outstanding and exercisable
The following table summarizes information about stock options outstanding and exercisable at December 31, 2020.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.18	7,240,650	9.40	$0.18	3,462,757	9.40	$0.18
$0.21	10,923,153	9.74	$0.21	1,315,002	9.74	$0.21
$0.37	35,159	0.45	$0.37	35,159	0.45	$0.37
$1.42	7,524,116	9.75	$1.42	313,505	9.75	$1.42
$5.57	7,976	0.45	$5.57	7,976	0.45	$5.57
$8.42	1,449	0.45	$8.42	1,449	0.45	$8.42

	25,732,503			5,135,847

Fair Value of Black-Scholes Option Pricing Model
The fair value of each option is estimated at the date of grant using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.0	5.0 - 6.1
Risk-free interest rate	1.5 to 2.4%	0.3 to 1.5%
Expected volatility	55.3%—58.0%	57.4%—63.3%
Expected dividend rate	0%	0%

Summary of RSAs activity
A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	34,865	$0.82
Granted during the year	1,617,264	0.65
Canceled during the year	(105,921)	0.50
Vested during the year	(1,505,454)	0.74

Unvested – December 31, 2020	40,754	$0.95

Schedule of Nonvested Restricted Stock Units Activity
A summary of RSU activity is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – December 31, 2020	—	$—
Granted during the period	2,616,948	10.01
Canceled during the period	—	—
Vested during the period	(28,319)	11.52

Unvested — June 30, 2021	2,588,629	$9.99